Schedule of goodwill and impairment loss (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jul. 09, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Goodwill		$ 1,643	$ 1,643
Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member]
IfrsStatementLineItems [Line Items]
Goodwill		1,643	1,643	$ 439
OFIT GM Inc [member]
IfrsStatementLineItems [Line Items]
Goodwill		289
OFIT GM Inc [member] | Total for all cash-generating units [member]
IfrsStatementLineItems [Line Items]
Goodwill			289	3,522
Impairment loss			289	3,233
OFIT RT Inc [member]
IfrsStatementLineItems [Line Items]
Goodwill		150
OFIT RT Inc [member] | Total for all cash-generating units [member]
IfrsStatementLineItems [Line Items]
Goodwill			150	1,017
Impairment loss			150	867
SFF Inc [member] | Total for all cash-generating units [member]
IfrsStatementLineItems [Line Items]
Goodwill		1,643	19,421
Impairment loss	$ 17,778		$ 17,778